Basis of Presentation and Summary of Significant Accounting Policies - Net Income (loss) per Ordinary Share (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$ (9,096,907)	$ 5,334,282
Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	41,400,000
Basic and diluted net income (loss) per ordinary share	$ (0.22)	$ 0.13
Class B Ordinary Shares
Numerator:
Allocation of net income (loss)	$ (2,274,227)	$ 1,333,570
Denominator:
Basic and diluted weighted average ordinary shares outstanding	10,350,000	10,350,000
Basic and diluted net income (loss) per ordinary share	$ (0.22)	$ 0.13